FINANCIAL INSTRUMENTS (Details 15) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares
U S I M 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	35,192,508	106,620,851
Equity interest (%)	4.99%	15.12%
Share price	5.96	5.32
Closing Balance	R$ 209,747	R$ 567,222
Fair value adjustment recognized in profit or loss	R$ (43,728)	R$ (413,689)
U S I M 5 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	27,336,117	55,144,456
Equity interest (%)	4.99%	10.07%
Share price	5.95	5.32
Closing Balance	R$ 162,650	R$ 293,369
Fair value adjustment recognized in profit or loss	(13,834)	(218,923)
Total U S I M Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	372,397	860,591
Fair value adjustment recognized in profit or loss	R$ (57,562)	R$ (632,612)